Consolidated income statements - CAD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Operating revenues	$ 5,698	$ 5,354	$ 11,404	$ 10,994
Operating costs	(3,222)	(3,023)	(6,499)	(6,245)
Severance, acquisition and other costs	(7)	(22)	(96)	(38)
Depreciation	(905)	(869)	(1,800)	(1,727)
Amortization	(248)	(234)	(486)	(464)
Finance costs
Interest expense	(268)	(280)	(535)	(557)
Interest on post-employment benefit obligations	(5)	(11)	(10)	(23)
Impairment of assets	(164)	(449)	(167)	(456)
Other income (expense)	91	(80)	99	(127)
Income taxes	(236)	(96)	(489)	(339)
Net earnings from continuing operations	734	290	1,421	1,018
Net earnings from discontinued operations	0	4	0	9
Net earnings	734	294	1,421	1,027
Net earnings from continuing operations attributable to:
Common shareholders	685	233	1,327	908
Preferred shareholders	32	34	64	72
Non-controlling interest	17	23	30	38
Net earnings attributable to:
Common shareholders	685	237	1,327	917
Preferred shareholders	32	34	64	72
Non-controlling interest	$ 17	$ 23	$ 30	$ 38
Net earnings per common share - basic and diluted
Net earnings per common share continuing operations - basic (in CAD per share)	$ 0.76	$ 0.26	$ 1.47	$ 1.00
Net earnings per common share continuing operations - diluted (in CAD per share)	0.76	0.26	1.47	1.00
Net earnings per common share discontinued operations - basic (in CAD per share)	0	0	0	0.01
Net earnings per common share discontinued operations - diluted (in CAD per share)	0	0	0	0.01
Total basic earnings (loss) per share	0.76	0.26	1.47	1.01
Total diluted earnings (loss) per share	$ 0.76	$ 0.26	$ 1.47	$ 1.01
Weighted average number of common shares outstanding - basic (millions) (in shares)	905.0	904.3	904.7	904.2